Share-Based Compensation - Summary of Weighted-Average Assumptions used to Estimate Fair Value of Stock Options Granted (Details) - 2022 Equity Incentive Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years 10 months 24 days	6 years
Volatility	66.30%	60.00%
Risk-free rate	3.60%	3.50%
Dividend yield	0.00%	0.00%